Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   06/30/02


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   152

Form 13F Information Table Value Total:   $230,989



List of Other Included Managers:

 No.  13F File Number     Name
   None

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tempest Investment Counselors, Inc.
Address: 1380 Lawrence St.
         Suite 1050
         Denver, CO   80204

13F File Number:  28-2237

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David H. Squire
Title:    VP-Compliance Officer
Phone:    303-629-1917
Signature, Place, and Date of Signing:

    David H. Squire   Denver, CO   06/30/02


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   152

Form 13F Information Table Value Total:   $230,989



List of Other Included Managers:

 No.  13F File Number     Name
   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            Common stock     002824100     3233 85863.40 SH       SOLE                 85066.40           1197.00
                                                               416 11050.00 SH       OTHER                11000.00    50.00
ADC TELECOMMUNICATIONS, INC.   Common stock     000886101     1048 457580.00SH       SOLE                455480.00           5100.00
                                                               159 69500.00 SH       OTHER                69500.00
ALBERTSON'S INC                Common stock     013104104     4786 157130.44SH       SOLE                156766.44           1164.00
                                                               442 14500.00 SH       OTHER                14300.00   200.00
ALLSTATE CORP                  Common stock     020002101     3814 103149.12SH       SOLE                102762.12            387.00
                                                               311  8400.00 SH       OTHER                 8200.00   200.00
AMERICAN INT'L GROUP           Common stock     026874107     2386 34977.10 SH       SOLE                 34795.10            382.00
                                                               785 11498.00 SH       OTHER                11498.00
AMGEN                          Common stock     031162100     3540 84520.00 SH       SOLE                 84520.00           1800.00
                                                               407  9710.00 SH       OTHER                 9710.00
ANIXTER INTERNATIONAL, INC.    Common stock     035290105     2952 125600.00SH       SOLE                125400.00            200.00
                                                               280 11900.00 SH       OTHER                11900.00
ARCHER DANIELS MIDLAND         Common stock     039483102     2337 182685.00SH       SOLE                182385.00           1300.00
                                                               257 20100.00 SH       OTHER                19900.00   200.00
ARCHSTONE-SMITH TRUST          Common stock     039583109     4710 176405.75SH       SOLE                175905.75            500.00
                                                               631 23625.00 SH       OTHER                23025.00   600.00
AVNET, INC.                    Common stock     053807103     2388 108600.58SH       SOLE                108400.58            800.00
                                                               269 12250.00 SH       OTHER                12050.00   200.00
AVON PRODUCTS INC              Common stock     054303102     3709 70997.79 SH       SOLE                 70997.79
                                                               637 12200.00 SH       OTHER                12100.00   100.00
BAKER HUGHES                   Common stock     057224107     3222 96790.68 SH       SOLE                 96790.68
                                                               222  6675.00 SH       OTHER                 6675.00
BANK OF AMERICA CORP           Common stock     060505104      266  3785.00 SH       SOLE                  3785.00
                                                               740 10518.00 SH       OTHER                10518.00
BELLSOUTH                      Common stock     079860102     4482 142275.13SH       SOLE                142075.13            800.00
                                                               547 17380.00 SH       OTHER                17230.00   150.00
BP PLC                         Common stock     055622104     5804 114954.22SH       SOLE                114790.22            364.00
                                                              1231 24371.86 SH       OTHER                24179.86   192.00
CARDINAL HEALTH INC            Common stock     14149Y108     2362 38456.00 SH       SOLE                 38456.00            200.00
                                                               190  3100.00 SH       OTHER                 3100.00
CARPENTER TECHNOLOGY           Common stock     144285103     4021 139585.00SH       SOLE                139385.00            200.00
                                                               428 14850.00 SH       OTHER                14850.00
CHEVRON TEXACO CORP            Common stock     166764100     2112 23866.00 SH       SOLE                 23866.00
                                                               593  6705.00 SH       OTHER                 6705.00
CIGNA CORPORATION              Common stock     125509109      146  1500.00 SH       SOLE                  1500.00
                                                               207  2125.00 SH       OTHER                 2125.00
CITIGROUP INC.                 Common stock     172967101      148  3820.00 SH       SOLE                  3820.00
                                                                62  1598.00 SH       OTHER                 1598.00
COLGATE-PALMOLIVE              Common stock     194162103      429  8565.00 SH       SOLE                  8565.00
                                                               100  2000.00 SH       OTHER                 2000.00
CSX CORPORATION                Common stock     126408103     1708 48725.29 SH       SOLE                 48725.29
                                                               188  5350.00 SH       OTHER                 5350.00
DEERE & COMPANY                Common stock     244199105     3820 79750.00 SH       SOLE                 79600.00            150.00
                                                               347  7250.00 SH       OTHER                 7250.00
DELPHI CORP                    Common stock     247126105     2543 192683.00SH       SOLE                192283.00           1200.00
                                                               123  9319.00 SH       OTHER                 8919.00   400.00
DU PONT (EI) DE NEMOURS        Common stock     263534109      167  3758.00 SH       SOLE                  3758.00
                                                                87  1953.00 SH       OTHER                 1953.00
DUKE ENERGY CORPORATION        Common stock     264399106     2074 66700.00 SH       SOLE                 66700.00
                                                               239  7700.00 SH       OTHER                 7700.00
DUKE REALTY CORP               Common stock     264411505     5325 183940.15SH       SOLE                183440.15            500.00
                                                               821 28365.00 SH       OTHER                27765.00   600.00
EASTMAN KODAK                  Common stock     277461109      922 31611.00 SH       SOLE                 31511.00            100.00
                                                                41  1400.00 SH       OTHER                 1400.00
ELECTRONIC DATA SYS NW         Common stock     285661104     2831 76207.32 SH       SOLE                 76207.32            200.00
                                                               225  6050.00 SH       OTHER                 5950.00   100.00
EMERSON ELECTRIC               Common stock     291011104     4055 75783.65 SH       SOLE                 75683.65            100.00
                                                               582 10880.00 SH       OTHER                10830.00    50.00
EXXON MOBIL CORP               Common stock     30231G102     2715 66355.68 SH       SOLE                 65789.68            566.00
                                                               848 20724.00 SH       OTHER                20724.00
FILENET CORP.                  Common stock     316869106     2765 190680.00SH       SOLE                190180.00           1300.00
                                                               416 28700.00 SH       OTHER                28300.00   400.00
FLEXTRONICS INTERNATIONAL      Common stock     Y2573F102      578 81120.00 SH       SOLE                 81120.00           1000.00
                                                               108 15100.00 SH       OTHER                15100.00
GALLAGHER (ARTHUR) J & CO      Common stock     363576109     3791 109400.00SH       SOLE                109200.00            200.00
                                                               450 13000.00 SH       OTHER                12800.00   200.00
GENERAL ELECTRIC COMPANY       Common stock     369604103      742 25548.00 SH       SOLE                 25180.00            368.00
                                                               974 33538.00 SH       OTHER                33538.00
HEWLETT PACKARD CO             Common stock     428236103     2520 164941.00SH       SOLE                164741.00            800.00
                                                               157 10253.00 SH       OTHER                10253.00
INGERSOLL RAND CLASS A         Common stock     G4776G101     4889 107065.61SH       SOLE                106890.61            175.00
                                                               622 13625.00 SH       OTHER                13400.00   225.00
INT'L BUSINESS MACHINES        Common stock     459200101     4203 58379.20 SH       SOLE                 58209.20            370.00
                                                               804 11169.00 SH       OTHER                11119.00    50.00
J.P.MORGAN CHASE & COMP        Common stock     46625H100     2255 66492.00 SH       SOLE                 66492.00
                                                               364 10730.00 SH       OTHER                10730.00
KENNAMETAL INC                 Common stock     489170100     3230 88250.87 SH       SOLE                 88250.87
                                                               355  9700.00 SH       OTHER                 9700.00
LA-Z-BOY INC                   Common stock     505336107     2082 82571.58 SH       SOLE                 82571.58
                                                               239  9465.00 SH       OTHER                 9465.00
MARSH MCLENNAN                 Common stock     571748102     2724 28194.50 SH       SOLE                 28081.50            113.00
                                                               572  5925.00 SH       OTHER                 5925.00
MAY DEPT STORES CO             Common stock     577778103     1828 55510.53 SH       SOLE                 55510.53
                                                               334 10145.00 SH       OTHER                10020.00   125.00
MERCK & CO INC                 Common stock     589331107     4387 86622.33 SH       SOLE                 86422.33            700.00
                                                               788 15551.00 SH       OTHER                15551.00
MICROSOFT                      Common stock     594918104       65  1193.00 SH       SOLE                  1193.00
                                                               170  3100.00 SH       OTHER                 3100.00
MOTOROLA INC                   Common stock     620076109     3267 223923.00SH       SOLE                223923.00            600.00
                                                               276 18933.00 SH       OTHER                18933.00
MURPHY OIL CORP.               Common stock     626717102     3568 43245.00 SH       SOLE                 43145.00            100.00
                                                               305  3700.00 SH       OTHER                 3700.00
NORTHWEST NAT GAS CO           Common stock     667655104      416 14470.00 SH       SOLE                 14470.00
                                                               171  5955.00 SH       OTHER                 5955.00
PALL CORP.                     Common stock     696429307     3646 175715.00SH       SOLE                175415.00            300.00
                                                               381 18350.00 SH       OTHER                18350.00
PFIZER INC                     Common stock     717081103      678 19376.00 SH       SOLE                 18510.00           1666.00
PLEXUS CORP.                   Common stock     729132100      267 14750.00 SH       SOLE                 14150.00            600.00
                                                                54  3000.00 SH       OTHER                 3000.00
PNC FINANCIAL SERVICES GRP     Common stock     693475105     2314 44270.00 SH       SOLE                 44170.00            300.00
                                                               217  4150.00 SH       OTHER                 4000.00   150.00
PROCTER & GAMBLE CO            Common stock     742718109     5513 61732.00 SH       SOLE                 61392.00            340.00
                                                               166  1860.00 SH       OTHER                 1860.00
QUESTAR CORP                   Common stock     748356102     5892 238546.49SH       SOLE                238146.49            400.00
                                                               677 27400.00 SH       OTHER                27250.00   150.00
RIVIANA FOODS INC.             Common stock     769536103      264 10400.00 SH       SOLE                 10400.00
ROYAL DUTCH PET CO NY REG      Common stock     780257804     1151 20829.00 SH       SOLE                 20829.00
                                                               155  2800.00 SH       OTHER                 2800.00
SBC COMMUNICATIONS INC         Common stock     78387G103      580 19015.00 SH       SOLE                 19015.00
                                                               289  9490.00 SH       OTHER                 9490.00
SCHLUMBERGER LTD               Common stock     806857108      225  4847.00 SH       SOLE                  4847.00
                                                                64  1380.00 SH       OTHER                 1380.00
SNAP ON INC                    Common stock     833034101     4048 136326.43SH       SOLE                136126.43            700.00
                                                               365 12300.00 SH       OTHER                12300.00
SUN MICROSYSTEMS INC COM       Common stock     866810104       55 10912.00 SH       SOLE                 10912.00           4000.00
                                                                14  2860.00 SH       OTHER                 2860.00
TARGET INC                     Common stock     87612E106     2292 60146.29 SH       SOLE                 60146.29
                                                               373  9800.00 SH       OTHER                 9800.00
TEEKAY SHIPPING CORP.          Common stock     Y8564W103     3166 85770.00 SH       SOLE                 85570.00            200.00
                                                               341  9250.00 SH       OTHER                 9250.00
TRANSOCEAN INC                 Common stock     G90078109      239  7681.00 SH       SOLE                  7681.00
                                                               113  3638.00 SH       OTHER                 3638.00
TREX COMPANY, INC.             Common stock     89531P105     4697 149600.00SH       SOLE                149600.00
                                                               425 13550.00 SH       OTHER                13550.00
TRINITY INDUSTRIES, INC.       Common stock     896522109     3123 150700.00SH       SOLE                150400.00           1300.00
                                                               341 16450.00 SH       OTHER                16300.00   150.00
U S BANCORP                    Common stock     902973304      685 29356.00 SH       SOLE                 29356.00
                                                               124  5312.00 SH       OTHER                 5312.00
UNITED RENTALS, Inc.           Common stock     911363109     4271 195900.00SH       SOLE                195550.00            950.00
                                                               371 17000.00 SH       OTHER                17000.00
US FREIGHTWAYS CORP.           Common stock     916906100     4429 116955.59SH       SOLE                116755.59            200.00
                                                               545 14400.00 SH       OTHER                14250.00   150.00
VALERO ENERGY                  Common stock     91913y100     1667 44550.00 SH       SOLE                 44550.00            500.00
                                                               185  4950.00 SH       OTHER                 4950.00
VERITAS DGC INC                Common stock     92343P107     1744 138400.00SH       SOLE                138100.00           1100.00
                                                               196 15550.00 SH       OTHER                15550.00
VERIZON COMMUNICATIONS         Common stock     92343v104     4107 102294.23SH       SOLE                102072.23            622.00
                                                               251  6259.00 SH       OTHER                 6126.00   133.00
VULCAN MATLS CO                Common stock     929160109     4212 96168.70 SH       SOLE                 96068.70            100.00
                                                               534 12200.00 SH       OTHER                12050.00   150.00
WACHOVIA CORP                  Common stock     929903102     3095 81050.77 SH       SOLE                 81050.77
                                                               291  7619.00 SH       OTHER                 7619.00
WELLS FARGO COMPANY            Common stock     949746101     1853 37017.00 SH       SOLE                 37017.00
                                                               505 10080.00 SH       OTHER                10080.00
WESTPORT RESOURCES CORP NEW    Common stock     961418100     3595 219210.00SH       SOLE                219010.00           1200.00
                                                               172 10500.00 SH       OTHER                10500.00
WYETH                          Common stock     983024100     4608 89992.77 SH       SOLE                 89792.77            700.00
                                                               663 12950.00 SH       OTHER                12800.00   150.00
XCEL ENERGY INC.               Common stock     98389B100     3529 210433.00SH       SOLE                209824.00           2109.00
                                                               344 20491.00 SH       OTHER                20491.00